Stock-Based Compensation - Assumptions Used to Estimate Fair Value of Options Granted to Employees and Non-employee Directors (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected life of option (years)			10 years
Employee and Non-employee Directors Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.05%	0.00%	1.63%	0.98%	0.92%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	59.10%	0.00%	59.45%	60.94%	62.01%
Weighted-average expected life of option (years)	6 years	0 years	6 years	5 years 10 months 24 days	5 years 10 months 24 days